1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2025 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 9.7%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%

AT&T, Inc.	78,912	$1,872,582

Frontier Communications Parent, Inc.*	2,500	89,400

Iridium Communications, Inc.	1,150	33,063

Verizon Communications, Inc.	46,070	1,814,697

		$3,809,742

ENTERTAINMENT – 1.6%

Electronic Arts, Inc.	2,960	363,814

Liberty Media Corp. - Liberty Formula One, Class C*	2,385	228,244

Liberty Media Corp. - Liberty Formula One, Class A*	105	9,242

Liberty Media Corp. - Liberty Live, Class C*	535	39,371

Liberty Media Corp. - Liberty Live, Class A*	314	22,599

Live Nation Entertainment, Inc.*	1,770	256,084

Madison Square Garden Sports Corp.*	229	50,350

Netflix, Inc.*	4,720	4,610,307

Playtika Holding Corp.	100	717

ROBLOX Corp., Class A*	5,500	390,885

Roku, Inc.*	1,400	115,864
Spotify Technology SA*	1,620	888,651

Take-Two Interactive Software, Inc.*	1,868	346,533

TKO Group Holdings, Inc.*	800	124,168

Walt Disney Co. (The)	20,208	2,284,716

Warner Bros Discovery, Inc.*	25,139	262,451

		$9,993,996

INTERACTIVE MEDIA & SERVICES – 6.7%

Alphabet, Inc., Class A	64,700	13,200,094

Alphabet, Inc., Class C	53,460	10,991,376

IAC, Inc.*	950	40,214

Match Group, Inc.	2,992	106,814

Meta Platforms, Inc., Class A	24,145	16,640,251

Pinterest, Inc., Class A*	6,593	217,305

TripAdvisor, Inc.*	1,100	19,316

ZoomInfo Technologies, Inc.*	3,500	36,015

		$41,251,385

MEDIA – 0.6%

Charter Communications, Inc., Class A*	1,052	363,455

Comcast Corp., Class A	41,800	1,406,988

Fox Corp., Class A	3,176	162,548

Fox Corp., Class B	1,100	53,460

GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—

Interpublic Group of Cos., Inc. (The)	4,318	123,797

Liberty Broadband Corp., Class A*	185	14,066

Liberty Broadband Corp., Class C*	1,518	116,370

New York Times Co. (The), Class A	1,800	97,740

News Corp., Class A	5,007	140,797

News Corp., Class B#	898	28,422

Description	Number of Shares	Value

Nexstar Media Group, Inc.	300	$45,966

Omnicom Group, Inc.	2,290	198,749

Sirius XM Holdings, Inc.#	3,177	76,280

Trade Desk, Inc. (The), Class A*	4,900	581,532

Paramount Global, Class B#	7,146	77,748

		$3,487,918

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.	5,319	1,239,167

TOTAL COMMUNICATION SERVICES		$ 59,782,208

CONSUMER DISCRETIONARY – 11.6%

AUTOMOBILE COMPONENTS – 0.1%

Aptiv PLC*	2,550	159,171

BorgWarner, Inc.	2,680	85,492

Gentex Corp.	2,830	73,354

Lear Corp.	700	65,863

QuantumScape Corp.*,#	3,450	17,836

		$401,716

AUTOMOBILES – 2.2%

Ford Motor Co.	43,800	441,504

General Motors Co.	12,355	611,078

Harley-Davidson, Inc.	1,450	39,237

Lucid Group, Inc.*,#	8,845	24,412

Rivian Automotive, Inc., Class A*,#	8,450	106,132

Tesla, Inc.*	30,575	12,370,645

Thor Industries, Inc.	595	61,190

		$13,654,198

BROADLINE RETAIL – 4.2%

Amazon.com, Inc.*	103,345	24,563,040

Coupang, Inc.*	12,700	298,577

eBay, Inc.	5,740	387,335

Etsy, Inc.*	1,350	74,129

Kohl’s Corp.#	1,210	15,984

Macy’s, Inc.	2,900	45,182

Nordstrom, Inc.	1,380	33,396

Ollie’s Bargain Outlet Holdings, Inc.*	673	75,046

		$25,492,689

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,620	188,325

LKQ Corp.	3,018	112,843

Pool Corp.	450	154,913

		$456,081

DIVERSIFIED CONSUMER SERVICES – 0.1%

ADT, Inc.	2,560	19,661

Bright Horizons Family Solutions, Inc.*	683	83,736

Duolingo, Inc.*	350	127,396

Grand Canyon Education, Inc.*	250	43,910

H&R Block, Inc.	1,800	99,558

January 31, 2025 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Service Corp. International	1,770	$138,272

		$512,533

HOTELS, RESTAURANTS & LEISURE – 2.1%

Airbnb, Inc., Class A*	4,700	616,499

Aramark	2,733	106,341

Booking Holdings, Inc.	380	1,800,273

Boyd Gaming Corp.	750	57,488

Caesars Entertainment, Inc.*	2,410	86,880

Carnival Corp.*	10,700	296,069

Cava Group, Inc.*	800	108,040

Chipotle Mexican Grill, Inc.*	15,100	881,085

Choice Hotels International, Inc.#	360	53,039

Churchill Downs, Inc.	800	98,864

Darden Restaurants, Inc.	1,250	244,050

Domino’s Pizza, Inc.	400	179,648

DoorDash, Inc., Class A*	3,770	711,889

DraftKings, Inc., Class A*	4,820	202,199

Expedia Group, Inc.*	1,302	222,577

Hilton Worldwide Holdings, Inc.	2,653	679,354

Hyatt Hotels Corp., Class A	500	79,115

Las Vegas Sands Corp.	3,970	181,945

Light & Wonder, Inc.*	650	57,142

Marriott International, Inc., Class A	2,536	736,936

Marriott Vacations Worldwide Corp.	340	29,502

McDonald’s Corp.	7,999	2,309,311

MGM Resorts International*	2,760	95,165

Norwegian Cruise Line Holdings Ltd.*	4,250	120,487

Penn Entertainment, Inc.*	1,450	29,870

Planet Fitness, Inc., Class A*	1,028	111,188

Restaurant Brands International LP	47	2,946

Royal Caribbean Cruises Ltd.	2,580	687,828

Starbucks Corp.	12,640	1,361,075

Texas Roadhouse, Inc.	750	135,825

Travel + Leisure Co.	810	44,032

Vail Resorts, Inc.	478	81,317

Wendy’s Co. (The)	2,060	30,550

Wingstop, Inc.	300	89,370

Wyndham Hotels & Resorts, Inc.	760	79,815

Wynn Resorts Ltd.	1,168	101,441

Yum! Brands, Inc.	2,900	378,450

		$ 13,087,605

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	3,120	442,728

Garmin Ltd.	1,740	375,579

Leggett & Platt, Inc.	1,065	11,246

Lennar Corp., Class A	2,710	355,660

Lennar Corp., Class B#	76	9,560

Mohawk Industries, Inc.*	655	80,107

Newell Brands, Inc.	5,214	51,931

NVR, Inc.*	30	240,485

PulteGroup, Inc.	2,290	260,556

SharkNinja, Inc.*	650	72,677

Tempur Sealy International, Inc.	1,850	116,809

Toll Brothers, Inc.	1,050	142,601

TopBuild Corp.*	350	119,938

Description	Number of Shares	Value

Whirlpool Corp.#	685	$71,932

		$2,351,809

LEISURE PRODUCTS – 0.0%**

Brunswick Corp.	750	50,580

Hasbro, Inc.	1,490	86,182

Mattel, Inc.*	4,000	74,560

Polaris, Inc.	700	33,390

YETI Holdings, Inc.*	1,050	39,123

		$283,835

SPECIALTY RETAIL – 2.0%

Advance Auto Parts, Inc.	800	38,800

AutoNation, Inc.*	330	62,222

AutoZone, Inc.*	190	636,540

Bath & Body Works, Inc.	2,655	99,855

Best Buy Co., Inc.	2,330	200,054

Burlington Stores, Inc.*	695	197,331

CarMax, Inc.*	1,550	132,742

Carvana Co.*	1,100	272,228

Dick’s Sporting Goods, Inc.	600	144,030

Five Below, Inc.*	628	58,894

Floor & Decor Holdings, Inc., Class A*	1,210	121,121

GameStop Corp., Class A*	2,950	79,355

Gap, Inc. (The)	2,290	55,120

Home Depot, Inc. (The)	10,920	4,498,822

Lithia Motors, Inc.	295	110,950

Lowe’s Cos., Inc.	6,300	1,638,252

Murphy USA, Inc.	200	100,582

O’Reilly Automotive, Inc.*	650	841,373

Penske Automotive Group, Inc.	200	33,126

RH*	185	77,535

Ross Stores, Inc.	3,640	548,038

TJX Cos., Inc. (The)	12,480	1,557,379

Tractor Supply Co.	6,000	326,160

Ulta Beauty, Inc.*	550	226,682

Valvoline, Inc.*	1,500	55,665

Wayfair, Inc., Class A*,#	1,048	50,692

Williams-Sonoma, Inc.	1,420	300,145

		$ 12,463,693

TEXTILES, APPAREL & LUXURY GOODS – 0.4%

Capri Holdings Ltd.*	1,400	34,692

Carter’s, Inc.#	450	24,264

Columbia Sportswear Co.#	368	32,494

Crocs, Inc.*	650	66,346

Deckers Outdoor Corp.*	1,700	301,512

Lululemon Athletica, Inc.*	1,295	536,389

NIKE, Inc., Class B	12,975	997,777

PVH Corp.	670	60,032

Ralph Lauren Corp.	435	108,620

Skechers USA, Inc., Class A*	1,493	112,483

Tapestry, Inc.	2,580	188,185

Under Armour, Inc., Class A*,#	2,678	22,361

Under Armour, Inc., Class C*	2,150	16,190

VF Corp.	4,300	111,671

		$2,613,016

TOTAL CONSUMER DISCRETIONARY		$71,317,175

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CONSUMER STAPLES – 5.3%

BEVERAGES – 1.1%

Boston Beer Co., Inc. (The), Class A*	100	$25,067

Brown-Forman Corp., Class A	450	14,994

Brown-Forman Corp., Class B	1,825	60,243

Celsius Holdings, Inc.*	1,800	44,964

Coca-Cola Co. (The)	42,800	2,716,944

Coca-Cola Consolidated, Inc.	100	136,762

Constellation Brands, Inc., Class A	1,750	316,400

Keurig Dr. Pepper, Inc.	11,800	378,780

Molson Coors Beverage Co., Class B	2,035	111,416

Monster Beverage Corp.*	7,950	387,245

PepsiCo., Inc.	15,050	2,267,884

		$6,460,699

CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.0%

Albertsons Cos., Inc., Class A	4,300	86,215

BJ’s Wholesale Club Holdings, Inc.*	1,450	143,622

Casey’s General Stores, Inc.	435	183,470

Costco Wholesale Corp.	4,900	4,801,412

Dollar General Corp.	2,550	181,203

Dollar Tree, Inc.*	2,162	158,583

Grocery Outlet Holding Corp.*	1,345	21,776

Kroger Co. (The)	7,200	443,808

Maplebear, Inc.*	1,550	74,834

Performance Food Group Co.*	1,550	139,980

Sysco Corp.	5,400	393,768

Target Corp.	5,160	711,616

U.S. Foods Holding Corp.*	2,500	177,325

Walgreens Boots Alliance, Inc.	7,255	74,581

Walmart, Inc.	47,850	4,696,956

		$12,289,149

FOOD PRODUCTS – 0.6%

Archer-Daniels-Midland Co.	5,050	258,711

Bunge Global SA	1,645	125,234

Conagra Brands, Inc.	5,000	129,450

Darling Ingredients, Inc.*	1,685	63,120

Flowers Foods, Inc.	1,850	36,168

Freshpet, Inc.*	450	71,978

General Mills, Inc.	5,950	357,833

Hershey Co. (The)	1,550	231,337

Hormel Foods Corp.	2,900	86,942

Ingredion, Inc.	700	95,508

J.M. Smucker Co. (The)	1,050	112,235

Kellanova	2,950	241,103

Kraft Heinz Co. (The)	9,350	279,004

Lamb Weston Holdings, Inc.	1,750	104,895

McCormick & Co., Inc.	2,700	208,521

Mondelez International, Inc., Class A	14,600	846,654

Pilgrim’s Pride Corp.*	550	25,597

Post Holdings, Inc.*	588	62,422

The Campbell’s Co.	2,300	89,171

Tyson Foods, Inc., Class A	3,250	183,593

		$3,609,476

HOUSEHOLD PRODUCTS – 1.0%

Church & Dwight Co., Inc.	2,650	279,628

Description	Number of Shares	Value

Clorox Co. (The)	1,400	$222,152

Colgate-Palmolive Co.	8,900	771,630

Kimberly-Clark Corp.	3,650	474,390

Procter & Gamble Co. (The)	25,900	4,299,141

Reynolds Consumer Products, Inc.	350	9,664

Spectrum Brands Holdings, Inc.	400	33,824

		$6,090,429

PERSONAL CARE PRODUCTS – 0.1%

BellRing Brands, Inc.*	1,250	96,688

Coty, Inc., Class A*	3,940	28,880

elf Beauty, Inc.*	550	54,951

Estee Lauder Cos., Inc. (The), Class A	2,650	221,089

Kenvue, Inc.	20,700	440,703

		$842,311

TOBACCO – 0.5%

Altria Group, Inc.	18,800	981,924

Philip Morris International, Inc.	17,250	2,245,950

		$3,227,874

TOTAL CONSUMER STAPLES		$32,519,938

ENERGY – 3.2%

ENERGY EQUIPMENT & SERVICES – 0.3%

Baker Hughes Co.	10,950	505,671

Halliburton Co.	9,963	259,237

NOV, Inc.	4,398	63,551

Schlumberger NV	15,546	626,193

TechnipFMC PLC	5,000	150,250

		$1,604,902

OIL, GAS & CONSUMABLE FUELS – 2.9%

Antero Midstream Corp.	3,300	52,932

Antero Resources Corp.*	3,200	119,424

APA Corp.	3,890	85,308

Cheniere Energy, Inc.	2,430	543,470

Chevron Corp.	18,970	2,830,134

Civitas Resources, Inc.	650	32,994

ConocoPhillips	14,187	1,402,101

Coterra Energy, Inc.	8,274	229,355

Devon Energy Corp.	6,936	236,518

Diamondback Energy, Inc.	1,997	328,227

DT Midstream, Inc.	1,075	108,661

EOG Resources, Inc.	6,230	783,672

EQT Corp.	6,250	319,500

Expand Energy Corp.	2,594	263,550

Exxon Mobil Corp.	49,476	5,285,521

Hess Corp.	3,040	422,651

HF Sinclair Corp.	1,740	62,779

Kinder Morgan, Inc.	22,355	614,315

Marathon Petroleum Corp.	3,700	539,127

Matador Resources Co.	1,150	66,700

New Fortress Energy, Inc.#	690	10,350

Occidental Petroleum Corp.	7,360	343,344

ONEOK, Inc.	6,310	613,143

Ovintiv, Inc.	2,850	120,327

Permian Resources Corp.	6,350	93,028

Phillips 66	4,490	529,236

January 31, 2025 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Range Resources Corp.	2,600	$ 96,304

Targa Resources Corp.	2,300	452,640

Texas Pacific Land Corp.	200	259,434

Valero Energy Corp.	3,420	454,860

Williams Cos., Inc. (The)	13,970	774,357

		$ 18,073,962

TOTAL ENERGY		$ 19,678,864

FINANCIALS – 14.5%

BANKS – 3.7%

Bank of America Corp.	73,650	3,409,995

Bank OZK	1,200	60,948

BOK Financial Corp.	120	13,250

Citigroup, Inc.	20,927	1,704,086

Citizens Financial Group, Inc.	5,250	249,743

Columbia Banking System, Inc.	2,348	65,509

Comerica, Inc.	1,480	99,634

Commerce Bancshares, Inc.	1,286	85,905

Cullen/Frost Bankers, Inc.	590	82,246

East West Bancorp, Inc.	1,523	156,823

Fifth Third Bancorp	7,800	345,618

First Citizens BancShares, Inc., Class A	150	330,703

First Hawaiian, Inc.	1,750	48,335

First Horizon Corp.	6,330	138,564

FNB Corp.	4,235	66,447

Huntington Bancshares, Inc.	16,846	289,751

JPMorgan Chase & Co.	30,970	8,278,281

KeyCorp.	10,944	196,773

NU Holdings Ltd., Class A*	35,300	467,372

Pinnacle Financial Partners, Inc.	780	97,321

PNC Financial Services Group, Inc. (The)	4,460	896,237

Popular, Inc.	838	86,264

Prosperity Bancshares, Inc.	923	73,840

Regions Financial Corp.	9,956	245,316

Synovus Financial Corp.	1,744	98,396

Truist Financial Corp.	14,957	712,252

U.S. Bancorp	17,475	834,955

Webster Financial Corp.	2,012	121,203

Wells Fargo & Co.	36,875	2,905,750

Western Alliance Bancorp	1,150	101,051

Wintrust Financial Corp.	600	78,486

Zions Bancorp NA	1,490	86,211

		$ 22,427,265

CAPITAL MARKETS – 3.6%

Affiliated Managers Group, Inc.	370	69,538

Ameriprise Financial, Inc.	1,090	592,262

Ares Management Corp., Class A	2,000	396,440

Bank of New York Mellon Corp. (The)	8,770	753,606

Blackrock, Inc.	1,660	1,785,330

Blackstone, Inc.	7,915	1,401,826

Blue Owl Capital, Inc.	5,320	138,373

Carlyle Group, Inc. (The)	2,400	134,784

Cboe Global Markets, Inc.	1,200	245,196

Charles Schwab Corp. (The)	16,305	1,348,750

CME Group, Inc.	3,900	922,428

Coinbase Global, Inc., Class A*	2,095	610,336

Description	Number of Shares	Value

Evercore, Inc., Class A	450	$131,071

FactSet Research Systems, Inc.	440	208,740

Franklin Resources, Inc.	3,320	73,837

Goldman Sachs Group, Inc. (The)	3,390	2,170,956

Houlihan Lokey, Inc.	600	109,032

Interactive Brokers Group, Inc., Class A	1,198	260,493

Intercontinental Exchange, Inc.	6,190	989,348

Invesco Ltd.	3,845	73,939

Janus Henderson Group PLC	1,450	65,149

Jefferies Financial Group, Inc.	1,948	149,782

KKR & Co., Inc.	7,334	1,225,291

Lazard, Inc.	1,250	67,963

LPL Financial Holdings, Inc.	850	311,856

MarketAxess Holdings, Inc.	450	99,284

Moody’s Corp.	1,740	869,026

Morgan Stanley	12,731	1,762,352

Morningstar, Inc.	300	98,592

MSCI, Inc.	870	519,190

Nasdaq, Inc.	4,390	361,473

Northern Trust Corp.	2,275	255,460

Raymond James Financial, Inc.	2,160	363,917

Robinhood Markets, Inc., Class A*	7,350	381,832

S&P Global, Inc.	3,489	1,819,199

SEI Investments Co.	1,040	90,043

State Street Corp.	3,220	327,216

Stifel Financial Corp.	1,100	127,435

T Rowe Price Group, Inc.	2,330	272,424

TPG, Inc.	650	43,713

Tradeweb Markets, Inc., Class A	1,250	158,625

Virtu Financial, Inc., Class A	1,350	54,081

XP, Inc., Class A	3,855	52,621

		$ 21,892,809

CONSUMER FINANCE – 0.7%

Ally Financial, Inc.	3,143	122,483

American Express Co.	6,140	1,949,143

Capital One Financial Corp.	4,100	835,211

Credit Acceptance Corp.*	50	25,388

Discover Financial Services	2,780	559,030

OneMain Holdings, Inc.	1,145	63,593

SLM Corp.	2,860	79,823

SoFi Technologies, Inc.*	10,700	168,846

Synchrony Financial	4,370	301,443

		$4,104,960

FINANCIAL SERVICES – 4.3%

Affirm Holdings, Inc.*	2,650	161,835

Apollo Global Management, Inc.	5,776	987,580

Berkshire Hathaway, Inc., Class B*	20,166	9,451,199

Block, Inc.*	6,180	561,268

Corebridge Financial, Inc.	2,550	86,088

Corpay, Inc.*	800	304,392

Equitable Holdings, Inc.	3,743	203,694

Euronet Worldwide, Inc.*	465	45,803

Fidelity National Information Services, Inc.	6,250	509,187

Fiserv, Inc.*	6,310	1,363,212

Global Payments, Inc.	2,863	323,090

Jack Henry & Associates, Inc.	850	147,976

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Mastercard, Inc., Class A	8,970	$4,982,207

MGIC Investment Corp.	3,050	77,897

PayPal Holdings, Inc.*	11,215	993,425

Rocket Cos., Inc., Class A*	1,500	18,900

Shift4 Payments, Inc., Class A*	550	65,918

Toast, Inc., Class A*	4,550	186,186

UWM Holdings Corp.	1,900	11,457

Visa, Inc., Class A	17,365	5,935,357

Voya Financial, Inc.	1,130	80,219

Western Union Co. (The)	3,990	41,177

WEX, Inc.*	465	85,509

		$26,623,576

INSURANCE – 2.2%

Aflac, Inc.	6,200	665,756

Allstate Corp. (The)	2,930	563,527

American Financial Group, Inc.	850	116,076

American International Group, Inc.	7,230	532,562

Aon PLC, Class A	2,200	815,804

Arch Capital Group Ltd.	3,970	369,488

Arthur J. Gallagher & Co.	2,580	778,696

Assurant, Inc.	580	124,810

Assured Guaranty Ltd.	600	56,760

Axis Capital Holdings Ltd.	780	70,996

Brighthouse Financial, Inc.*	800	49,368

Brown & Brown, Inc.	2,590	271,069

Chubb Ltd.	4,447	1,209,050

Cincinnati Financial Corp.	1,656	226,955

CNA Financial Corp.	150	7,359

Everest Group Ltd.	470	163,330

Fidelity National Financial, Inc.	2,941	171,078

First American Financial Corp.	1,178	74,473

Globe Life, Inc.	1,043	127,340

Hanover Insurance Group, Inc. (The)	350	53,582

Hartford Financial Services Group, Inc. (The)	3,240	361,422

Kemper Corp.	773	51,930

Kinsale Capital Group, Inc.	250	110,485

Lincoln National Corp.	2,058	72,359

Loews Corp.	1,800	153,810

Markel Group, Inc.*	180	329,180

Marsh & McLennan Cos., Inc.	5,390	1,168,983

MetLife, Inc.	6,601	571,053

Old Republic International Corp.	2,468	90,279

Primerica, Inc.	373	108,233

Principal Financial Group, Inc.	2,640	217,668

Progressive Corp. (The)	6,530	1,609,253

Prudential Financial, Inc.	3,980	480,625

Reinsurance Group of America, Inc.	690	157,223

RenaissanceRe Holdings Ltd.	578	134,431

RLI Corp.	800	58,680

Ryan Specialty Holdings, Inc.	1,200	79,896

Travelers Cos., Inc. (The)	2,480	608,046

Unum Group	2,110	160,888

W.R. Berkley Corp.	3,345	196,786

White Mountains Insurance Group Ltd.	30	57,974

Willis Towers Watson PLC	1,100	362,522

		$13,589,805

Description	Number of Shares	Value

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.0%**

AGNC Investment Corp.#	8,385	$83,599

Annaly Capital Management, Inc.	5,432	110,867

Rithm Capital Corp.	4,500	51,795

Starwood Property Trust, Inc.	3,118	60,333

		$306,594

TOTAL FINANCIALS		$88,945,009

HEALTH CARE – 10.4%

BIOTECHNOLOGY – 1.8%

AbbVie, Inc.	19,461	3,578,878

Alnylam Pharmaceuticals, Inc.*	1,365	370,338

Amgen, Inc.	5,914	1,687,974

Apellis Pharmaceuticals, Inc.*	1,250	36,263

Biogen, Inc.*	1,650	237,484

BioMarin Pharmaceutical, Inc.*	2,100	133,056

Exact Sciences Corp.*	2,150	120,507

Exelixis, Inc.*	3,470	115,031

Gilead Sciences, Inc.	13,644	1,326,197

GRAIL, Inc.*,#	315	9,538

Incyte Corp.*	1,710	126,814

Ionis Pharmaceuticals, Inc.*	1,780	56,782

Moderna, Inc.*	3,650	143,883

Natera, Inc.*	1,200	212,304

Neurocrine Biosciences, Inc.*	1,150	174,593

Regeneron Pharmaceuticals, Inc.*	1,150	773,927

Roivant Sciences Ltd.*,#	3,000	33,390

Sarepta Therapeutics, Inc.*	965	109,740

Ultragenyx Pharmaceutical, Inc.*	950	40,879

United Therapeutics Corp.*	485	170,317

Vertex Pharmaceuticals, Inc.*	2,843	1,312,556

Viking Therapeutics, Inc.*	1,000	32,750

		$10,803,201

HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%

Abbott Laboratories	18,945	2,423,634

Align Technology, Inc.*	860	188,435

Baxter International, Inc.	5,230	170,289

Becton Dickinson & Co.	3,134	775,978

Boston Scientific Corp.*	16,200	1,658,232

Cooper Cos., Inc. (The)*	2,200	212,410

DENTSPLY SIRONA, Inc.	2,729	53,925

DexCom, Inc.*	4,365	379,013

Edwards Lifesciences Corp.*	6,666	482,952

Enovis Corp.*	650	30,537

Envista Holdings Corp.*	2,240	45,965

GE HealthCare Technologies, Inc.	4,850	428,255

Globus Medical, Inc., Class A*	1,200	111,264

Hologic, Inc.*	2,540	183,236

IDEXX Laboratories, Inc.*	880	371,404

Inspire Medical Systems, Inc.*	300	58,050

Insulet Corp.*	800	222,704

Intuitive Surgical, Inc.*	3,900	2,230,332

Masimo Corp.*	550	95,826

Medtronic PLC	14,076	1,278,382

Penumbra, Inc.*	350	93,440

QuidelOrtho Corp.*	668	29,031

January 31, 2025 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

ResMed, Inc.	1,620	$382,612

Solventum Corp.*	1,615	119,607

STERIS PLC	1,050	231,682

Stryker Corp.	3,950	1,545,595

Teleflex, Inc.	560	100,934

Zimmer Biomet Holdings, Inc.	2,260	247,425

		$14,151,149

HEALTH CARE PROVIDERS & SERVICES – 2.0%

Acadia Healthcare Co., Inc.*	900	40,599

Amedisys, Inc.*	400	37,000

Cardinal Health, Inc.	2,620	323,989

Cencora, Inc.	1,820	462,662

Centene Corp.*	5,480	350,884

Chemed Corp.	150	84,300

Cigna Group (The)	2,967	872,921

CVS Health Corp.	13,671	772,138

DaVita, Inc.*	588	103,606

Elevance Health, Inc.	2,540	1,005,078

Encompass Health Corp.	1,230	122,102

HCA Healthcare, Inc.	2,000	659,820

Henry Schein, Inc.*	1,520	121,600

Humana, Inc.	1,280	375,334

Labcorp Holdings, Inc.	907	226,569

McKesson Corp.	1,450	862,388

Molina Healthcare, Inc.*	645	200,214

Premier, Inc., Class A	1,150	26,059

Quest Diagnostics, Inc.	1,300	212,030

Tenet Healthcare Corp.*	1,095	154,275

UnitedHealth Group, Inc.	10,105	5,481,861

Universal Health Services, Inc., Class B	710	133,878

		$12,629,307

HEALTH CARE TECHNOLOGY – 0.1%

Certara, Inc.*	1,450	20,633

Doximity, Inc., Class A*	1,150	67,965

Veeva Systems, Inc., Class A*	1,600	373,216

		$461,814

LIFE SCIENCES TOOLS & SERVICES – 1.2%
10X Genomics, Inc., Class A*	1,240	18,600

Agilent Technologies, Inc.	3,140	475,773

Avantor, Inc.*	7,345	163,647

Azenta, Inc.*	700	37,835

Bio-Rad Laboratories, Inc., Class A*	240	86,611

Bio-Techne Corp.	1,750	128,712

Bruker Corp.	1,250	72,687

Charles River Laboratories International, Inc.*	620	102,151

Danaher Corp.	7,080	1,576,999

Fortrea Holdings, Inc.*	702	11,801

Illumina, Inc.*	1,690	224,331

IQVIA Holdings, Inc.*	1,930	388,625

Medpace Holdings, Inc.*	300	104,745

Mettler-Toledo International, Inc.*	220	300,177

QIAGEN NV*	2,204	98,387

Repligen Corp.*	650	108,036

Revvity, Inc.	1,320	166,492

Sotera Health Co.*	1,090	14,944

Description	Number of Shares	Value

Thermo Fisher Scientific, Inc.	4,170	$2,492,617

Waters Corp.*	660	274,217

West Pharmaceutical Services, Inc.	800	273,240

		$7,120,627

PHARMACEUTICALS – 3.0%

Bristol-Myers Squibb Co.	22,176	1,307,275

Elanco Animal Health, Inc.*	5,800	69,774

Eli Lilly & Co.	8,830	7,161,836

Intra-Cellular Therapies, Inc.*	1,000	127,080

Jazz Pharmaceuticals PLC*	710	88,303

Johnson & Johnson	26,500	4,031,975

Merck & Co., Inc.	27,866	2,753,718

Organon & Co.	2,616	40,705

Perrigo Co. PLC	1,458	36,319

Pfizer, Inc.	62,103	1,646,972

Royalty Pharma PLC, Class A	4,050	127,899

Viatris, Inc.	13,455	151,772

Zoetis, Inc.	4,981	851,253

		$18,394,881

TOTAL HEALTH CARE		$63,560,979

INDUSTRIALS – 9.1%

AEROSPACE & DEFENSE – 1.9%

Axon Enterprise, Inc.*	800	521,744

Boeing Co. (The)*	7,790	1,375,091

BWX Technologies, Inc.	1,075	121,400

Curtiss-Wright Corp.	455	157,858

General Dynamics Corp.	3,030	778,650

General Electric Co.	11,865	2,415,358

HEICO Corp.#	550	131,417

HEICO Corp., Class A	852	162,161

Hexcel Corp.	1,000	65,200

Howmet Aerospace, Inc.	4,466	565,306

Huntington Ingalls Industries, Inc.	445	87,781

L3Harris Technologies, Inc.	2,032	430,804

Lockheed Martin Corp.	2,340	1,083,303

Northrop Grumman Corp.	1,520	740,650

RTX Corp.	14,654	1,889,633

Spirit AeroSystems Holdings, Inc., Class A*	1,240	42,172

Textron, Inc.	2,053	157,075

TransDigm Group, Inc.	630	852,604

Woodward, Inc.	675	125,044

		$11,703,251

AIR FREIGHT & LOGISTICS – 0.3%

C.H. Robinson Worldwide, Inc.	1,384	137,694

Expeditors International of Washington, Inc.	1,630	185,135

FedEx Corp.	2,455	650,256

GXO Logistics, Inc.*	1,495	67,948

United Parcel Service, Inc., Class B	7,930	905,844

		$1,946,877

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.	1,500	100,950

AAON, Inc.	500	58,190

Advanced Drainage Systems, Inc.	750	90,683

Allegion PLC	1,033	137,110

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Armstrong World Industries, Inc.	428	$64,632

AZEK Co., Inc. (The)*	1,500	76,845

Builders FirstSource, Inc.*	1,300	217,464

Carlisle Cos., Inc.	540	210,308

Carrier Global Corp.	9,250	604,765

Fortune Brands Innovations, Inc.	1,310	93,888

Hayward Holdings, Inc.*	1,350	20,331

Johnson Controls International PLC	7,081	552,318

Lennox International, Inc.	350	207,347

Masco Corp.	2,530	200,578

Owens Corning	998	184,181

Trane Technologies PLC	2,450	888,737

Trex Co., Inc.*	1,244	90,601

		$3,798,928

COMMERCIAL SERVICES & SUPPLIES – 0.6%

Cintas Corp.	3,780	758,155

Clean Harbors, Inc.*	550	128,150

Copart, Inc.*	9,550	553,232

MSA Safety, Inc.	350	57,656

RB Global, Inc.	2,076	185,760

Republic Services, Inc.	2,240	485,789

Rollins, Inc.	3,050	150,975

Tetra Tech, Inc.	3,000	110,400

Veralto Corp.	2,693	278,429

Vestis Corp.	1,491	20,844

Waste Management, Inc.	4,390	966,941

		$3,696,331

CONSTRUCTION & ENGINEERING – 0.3%

AECOM	1,575	166,068

API Group Corp.*	2,150	82,023

Comfort Systems USA, Inc.	400	174,700

EMCOR Group, Inc.	500	224,030

Everus Construction Group, Inc.*	620	42,662

MasTec, Inc.*	700	101,563

Quanta Services, Inc.	1,633	502,327

Valmont Industries, Inc.	210	69,670

WillScot Holdings Corp.*	2,335	86,535

		$1,449,578

ELECTRICAL EQUIPMENT – 0.9%

Acuity Brands, Inc.	350	116,336

AMETEK, Inc.	2,610	481,702

Eaton Corp. PLC	4,328	1,412,832

Emerson Electric Co.	6,290	817,385

GE Vernova, Inc.	2,981	1,111,555

Generac Holdings, Inc.*	697	104,083

Hubbell, Inc.	590	249,576

nVent Electric PLC	1,966	127,967

Regal Rexnord Corp.	800	126,984

Rockwell Automation, Inc.	1,220	339,685

Sensata Technologies Holding PLC	1,748	47,476

Vertiv Holdings Co., Class A	3,880	454,038

		$5,389,619

GROUND TRANSPORTATION – 0.9%

Avis Budget Group, Inc.*	245	21,977

CSX Corp.	21,200	696,844

Description	Number of Shares	Value

JB Hunt Transport Services, Inc.	970	$166,083

Knight-Swift Transportation Holdings, Inc.	2,005	114,465

Landstar System, Inc.	390	64,217

Lyft, Inc., Class A*	4,300	58,222

Norfolk Southern Corp.	2,460	628,038

Old Dominion Freight Line, Inc.	2,050	380,501

Ryder System, Inc.	540	86,081

Saia, Inc.*	290	139,232

Schneider National, Inc., Class B#	618	18,386

Uber Technologies, Inc.*	22,150	1,480,728

U-Haul Holding Co.*,#	213	15,521

U-Haul Holding Co.	17	1,101

Union Pacific Corp.	6,670	1,652,759

XPO, Inc.*	1,300	173,771

		$5,697,926

INDUSTRIAL CONGLOMERATES – 0.4%

3M Co.	6,130	932,986

Honeywell International, Inc.	7,150	1,599,598

		$2,532,584

MACHINERY – 1.8%

AGCO Corp.	745	77,800

Allison Transmission Holdings, Inc.	950	111,663

Caterpillar, Inc.	5,350	1,987,204

CNH Industrial NV	8,900	114,632

Crane Co.	500	85,160

Cummins, Inc.	1,480	527,250

Deere & Co.	2,790	1,329,602

Donaldson Co., Inc.	1,410	100,378

Dover Corp.	1,610	327,925

Esab Corp.	649	80,372

Flowserve Corp.	1,448	90,674

Fortive Corp.	3,990	324,507

Gates Industrial Corp. PLC*	1,875	38,794

Graco, Inc.	1,870	157,398

IDEX Corp.	870	195,150

Illinois Tool Works, Inc.	3,200	829,312

Ingersoll Rand, Inc.	4,544	426,227

ITT, Inc.	985	148,755

Lincoln Electric Holdings, Inc.	650	129,207

Middleby Corp. (The)*	600	102,684

Nordson Corp.	650	143,143

Oshkosh Corp.	790	91,956

Otis Worldwide Corp.	4,575	436,546

PACCAR, Inc.	5,660	627,581

Parker-Hannifin Corp.	1,410	996,940

Pentair PLC	1,864	193,260

RBC Bearings, Inc.*	300	104,625

Snap-on, Inc.	580	205,987

Stanley Black & Decker, Inc.	1,720	151,480

Timken Co. (The)	650	52,176

Toro Co. (The)	1,230	102,422

Westinghouse Air Brake Technologies Corp.	1,965	408,563

Xylem, Inc.	2,760	342,350

		$11,041,723

January 31, 2025 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MARINE TRANSPORTATION – 0.0%**

Kirby Corp.*	600	$65,490

PASSENGER AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,625	119,031

American Airlines Group, Inc.*	6,568	111,131

Delta Air Lines, Inc.	7,065	475,263

Southwest Airlines Co.	6,830	209,749

United Airlines Holdings, Inc.*	3,403	360,173

		$1,275,347

PROFESSIONAL SERVICES – 0.8%

Amentum Holdings, Inc.*	750	15,727

Automatic Data Processing, Inc.	4,530	1,372,635

Booz Allen Hamilton Holding Corp.	1,450	187,050

Broadridge Financial Solutions, Inc.	1,330	316,833

CACI International, Inc., Class A*	253	97,724

Clarivate PLC*,#	5,000	27,100

Concentrix Corp.#	543	28,388

Dayforce, Inc.*	1,675	118,489

Dun & Bradstreet Holdings, Inc.	3,080	37,884

Equifax, Inc.	1,360	373,701

FTI Consulting, Inc.*	400	78,140

Genpact Ltd.	1,845	89,833

Jacobs Solutions, Inc.	1,350	189,175

KBR, Inc.	1,650	89,793

Leidos Holdings, Inc.	1,500	213,045

ManpowerGroup, Inc.	505	30,411

Paychex, Inc.	3,470	512,415

Paycom Software, Inc.	600	124,536

Paycor HCM, Inc.*	450	9,959

Paylocity Holding Corp.*	525	107,898

Robert Half, Inc.	1,248	80,858

Science Applications International Corp.	550	59,554

SS&C Technologies Holdings, Inc.	2,600	210,470

TransUnion	2,200	218,350

Verisk Analytics, Inc.	1,550	445,532

		$5,035,500

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Air Lease Corp.	1,095	50,589

Core & Main, Inc., Class A*	1,845	104,132

Fastenal Co.	6,240	457,017

Ferguson Enterprises, Inc.	2,250	407,520

MSC Industrial Direct Co., Inc., Class A	590	47,442

SiteOne Landscape Supply, Inc.*	400	56,920

United Rentals, Inc.	720	545,803

Watsco, Inc.	400	191,436

WESCO International, Inc.	490	90,650

WW Grainger, Inc.	485	515,395

		$2,466,904

TOTAL INDUSTRIALS		$56,100,058

INFORMATION TECHNOLOGY – 29.1%

COMMUNICATIONS EQUIPMENT – 0.9%

Arista Networks, Inc.*	11,390	1,312,470

Ciena Corp.*	1,673	145,785

Cisco Systems, Inc.	44,140	2,674,884

Description	Number of Shares	Value

F5, Inc.*	713	$211,946

Juniper Networks, Inc.	3,490	121,662

Lumentum Holdings, Inc.*	890	75,703

Motorola Solutions, Inc.	1,830	858,728

Ubiquiti, Inc.	50	20,177

		$5,421,355

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%

Amphenol Corp., Class A	13,550	959,069

Arrow Electronics, Inc.*	385	44,872

Avnet, Inc.	850	43,911

CDW Corp.	1,440	286,762

Cognex Corp.	1,950	77,805

Coherent Corp.*	1,418	128,315

Corning, Inc.	8,820	459,345

Crane NXT Co.	400	25,588

IPG Photonics Corp.*	400	29,332

Jabil, Inc.	1,208	196,191

Keysight Technologies, Inc.*	1,750	312,112

Littelfuse, Inc.	193	46,003

TD SYNNEX Corp.	743	105,885

Teledyne Technologies, Inc.*	493	252,086

Trimble, Inc.*	2,280	170,909

Vontier Corp.	1,956	75,404

Zebra Technologies Corp., Class A*	600	235,164

		$3,448,753

IT SERVICES – 1.5%

Accenture PLC, Class A	6,950	2,675,402

Akamai Technologies, Inc.*	1,700	169,830

Amdocs Ltd.	1,070	94,363

Cloudflare, Inc., Class A*	3,300	456,720

Cognizant Technology Solutions Corp., Class A	5,460	451,051

DXC Technology Co.*	2,306	50,086

EPAM Systems, Inc.*	550	139,678

Gartner, Inc.*	800	434,264

Globant SA*,#	500	106,660

GoDaddy, Inc., Class A*	1,700	361,505

International Business Machines Corp.	10,060	2,572,342

Kyndryl Holdings, Inc.*	2,412	91,560

MongoDB, Inc.*	765	209,090

Okta, Inc.*	1,750	164,885

Snowflake, Inc., Class A*	3,430	622,579

Twilio, Inc., Class A*	1,700	249,186

VeriSign, Inc.*	800	172,000

		$9,021,201

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.6%

Advanced Micro Devices, Inc.*	17,618	2,042,807

Allegro MicroSystems, Inc.*	750	18,068

Amkor Technology, Inc.	900	22,149

Analog Devices, Inc.	5,492	1,163,700

Applied Materials, Inc.	9,130	1,646,595

Astera Labs, Inc.*	1,150	116,633

Broadcom, Inc.	50,080	11,081,202

Cirrus Logic, Inc.*	550	55,242

Enphase Energy, Inc.*	1,550	96,534

Entegris, Inc.	1,650	167,541

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

First Solar, Inc.*	1,200	$201,024

GLOBALFOUNDRIES, Inc.*	950	39,397

Intel Corp.	47,420	921,371

KLA Corp.	1,500	1,107,360

Lam Research Corp.	14,100	1,142,805

Lattice Semiconductor Corp.*	1,650	94,083

MACOM Technology Solutions Holdings, Inc.*	550	72,737

Marvell Technology, Inc.	9,541	1,076,797

Microchip Technology, Inc.	5,928	321,890

Micron Technology, Inc.	12,130	1,106,741

MKS Instruments, Inc.	733	83,034

Monolithic Power Systems, Inc.	530	337,806

NVIDIA Corp.	258,100	30,990,067

ON Semiconductor Corp.*	4,778	250,081

Onto Innovation, Inc.*	500	102,380

Qorvo, Inc.*	1,100	91,278

QUALCOMM, Inc.	12,280	2,123,580

Skyworks Solutions, Inc.	1,800	159,768

Teradyne, Inc.	1,700	196,843

Texas Instruments, Inc.	10,100	1,864,561

Universal Display Corp.	500	74,960

Wolfspeed, Inc.*,#	1,400	8,582

		$58,777,616

SOFTWARE – 10.2%

Adobe, Inc.*	4,860	2,126,007

ANSYS, Inc.*	980	343,490

AppLovin Corp., Class A*	2,850	1,053,331

Aspen Technology, Inc.*	317	83,545

Atlassian Corp., Class A*	1,750	536,865

Autodesk, Inc.*	2,280	709,855

Bentley Systems, Inc., Class B	1,300	60,515

BILL Holdings, Inc.*	1,200	116,124

Cadence Design Systems, Inc.*	3,010	895,836

CCC Intelligent Solutions Holdings, Inc.*	4,200	46,662

Confluent, Inc., Class A*	2,300	68,264

Crowdstrike Holdings, Inc., Class A*	2,469	982,835

Datadog, Inc., Class A*	3,348	477,793

DocuSign, Inc.*	2,170	209,904

Dolby Laboratories, Inc., Class A	490	41,028

DoubleVerify Holdings, Inc.*	1,350	27,824

Dropbox, Inc., Class A*	3,100	99,665

Dynatrace, Inc.*	2,873	165,916

Elastic NV*	850	95,693

Fair Isaac Corp.*	300	562,068

Five9, Inc.*,#	893	36,604

Fortinet, Inc.*	6,950	701,116

Gen Digital, Inc.	6,370	171,417

Gitlab, Inc., Class A*	1,100	80,036

Guidewire Software, Inc.*	950	200,706

HashiCorp, Inc., Class A*	700	23,940

HubSpot, Inc.*	553	431,080

Informatica, Inc., Class A*	500	12,840

Intuit, Inc.	3,000	1,804,530

Manhattan Associates, Inc.*	623	129,952

Microsoft Corp.	82,119	34,084,312

MicroStrategy, Inc., Class A*,#	1,700	569,143

N-Able, Inc.*	436	4,225

Description	Number of Shares	Value

nCino, Inc.*	795	$27,038

Nutanix, Inc., Class A*	2,600	178,789

Oracle Corp.	17,260	2,935,236

Palantir Technologies, Inc., Class A*	22,220	1,832,928

Palo Alto Networks, Inc.*	7,090	1,307,538

Pegasystems, Inc.	320	34,653

Procore Technologies, Inc.*	1,000	79,560

PTC, Inc.*	1,250	241,850

RingCentral, Inc., Class A*	1,050	36,561

Roper Technologies, Inc.	1,200	690,780

Salesforce, Inc.	10,166	3,473,722

SentinelOne, Inc., Class A*	2,350	56,282

ServiceNow, Inc.*	2,250	2,291,355

Synopsys, Inc.*	1,650	867,042

Teradata Corp.*	1,070	34,144

Tyler Technologies, Inc.*	500	300,820

UiPath, Inc., Class A*	4,700	66,834

Unity Software, Inc.*	3,610	80,142

Workday, Inc., Class A*	2,300	602,738

Zoom Communications, Inc., Class A*	2,928	254,560

Zscaler, Inc.*	1,050	212,719

		$62,558,412

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.4%

Apple, Inc.	157,870	37,257,320

Dell Technologies, Inc., Class C	2,750	284,900

Hewlett Packard Enterprise Co.	14,840	314,460

HP, Inc.	10,790	350,675

NetApp, Inc.	2,353	287,301

Pure Storage, Inc., Class A*	3,245	219,979

Super Micro Computer, Inc.*,#	5,500	156,860

Western Digital Corp.*	3,733	243,130

		$39,114,625

TOTAL INFORMATION TECHNOLOGY		$178,341,962

MATERIALS – 2.3%

CHEMICALS – 1.3%

Air Products & Chemicals, Inc.	2,400	804,624

Albemarle Corp.	1,345	113,236

Ashland, Inc.	600	38,094

Axalta Coating Systems Ltd.*	2,710	97,397

Celanese Corp.	1,200	85,248

CF Industries Holdings, Inc.	1,900	175,199

Chemours Co. (The)#	1,850	35,132

Corteva, Inc.	7,602	496,183

Dow, Inc.	7,829	305,722

DuPont de Nemours, Inc.	4,612	354,202

Eastman Chemical Co.	1,300	129,545

Ecolab, Inc.	2,750	688,022

Element Solutions, Inc.	2,550	65,815

FMC Corp.	1,450	80,881

Huntsman Corp.	2,150	36,185

International Flavors & Fragrances, Inc.	2,790	242,981

Linde PLC	5,230	2,333,208

LyondellBasell Industries NV, Class A	2,750	208,175

Mosaic Co. (The)	3,715	103,611

NewMarket Corp.	50	24,901

January 31, 2025 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Olin Corp.	1,450	$42,470

PPG Industries, Inc.	2,500	288,450

RPM International, Inc.	1,500	189,900

Scotts Miracle-Gro Co. (The)	495	35,125

Sherwin-Williams Co. (The)	2,550	913,308

Westlake Corp.	400	45,708

		$7,933,322

CONSTRUCTION MATERIALS – 0.3%

CRH PLC	7,700	762,531

Eagle Materials, Inc.	400	102,696

Martin Marietta Materials, Inc.	650	353,678

Vulcan Materials Co.	1,450	397,518

		$1,616,423

CONTAINERS & PACKAGING – 0.3%

Amcor PLC	16,701	162,334

AptarGroup, Inc.	815	128,077

Avery Dennison Corp.	900	167,157

Ball Corp.	3,500	194,950

Berry Global Group, Inc.	1,393	94,613

Crown Holdings, Inc.	1,218	107,013

Graphic Packaging Holding Co.	3,605	98,885

International Paper Co.	4,050	225,301

Packaging Corp. of America	1,050	223,293

Sealed Air Corp.	1,750	60,953

Silgan Holdings, Inc.	805	44,291

Smurfit WestRock PLC	5,400	286,686

Sonoco Products Co.	1,030	49,069

		$1,842,622

METALS & MINING – 0.4%

Alcoa Corp.	2,250	79,470

ATI, Inc.*	1,200	68,508

Cleveland-Cliffs, Inc.*	4,400	45,056

Freeport-McMoRan, Inc.	15,500	555,675

MP Materials Corp.*,#	1,095	24,046

Newmont Corp.	12,550	536,136

Nucor Corp.	2,650	340,339

Reliance, Inc.	650	188,175

Royal Gold, Inc.	658	92,002

Southern Copper Corp.	969	88,780

Steel Dynamics, Inc.	1,600	205,120

United States Steel Corp.	2,390	88,072

		$2,311,379

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	650	76,031

Magnera Corp.*	384	7,165

		$83,196

TOTAL MATERIALS		$13,786,942

REAL ESTATE – 2.4%

DIVERSIFIED REITS – 0.0%**

WP Carey, Inc.	2,400	134,184

HEALTH CARE REITS – 0.3%

Alexandria Real Estate Equities, Inc.	2,015	196,160

Healthcare Realty Trust, Inc.	4,330	72,527

Description	Number of Shares	Value

Healthpeak Properties, Inc.	7,730	$159,702

Medical Properties Trust, Inc.#	6,750	31,658

Omega Healthcare Investors, Inc.	2,850	105,621

Ventas, Inc.	4,436	268,023

Welltower, Inc.	6,670	910,322

		$1,744,013

HOTEL & RESORT REITS – 0.0%**

Host Hotels & Resorts, Inc.	8,230	137,523

Park Hotels & Resorts, Inc.	2,450	33,051

		$170,574

INDUSTRIAL REITS – 0.3%

Americold Realty Trust, Inc.	3,440	75,164

EastGroup Properties, Inc.	495	83,962

First Industrial Realty Trust, Inc.	1,750	93,432

Prologis, Inc.	10,028	1,195,839

Rexford Industrial Realty, Inc.	2,565	104,293

STAG Industrial, Inc.	2,125	72,633

		$1,625,323

OFFICE REITS – 0.1%

BXP, Inc.	1,900	138,966

Cousins Properties, Inc.	1,833	55,962

Highwoods Properties, Inc.	1,290	38,429

Kilroy Realty Corp.	1,510	58,920

NET Lease Office Properties*	182	5,809

Vornado Realty Trust	2,176	94,134

		$392,220

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

CBRE Group, Inc., Class A*	3,460	500,800

CoStar Group, Inc.*	4,450	340,870

Howard Hughes Holdings, Inc.*	258	19,704

Jones Lang LaSalle, Inc.*	578	163,458

Seaport Entertainment Group, Inc.*,#	28	745

Zillow Group, Inc., Class A*	350	27,720

Zillow Group, Inc., Class C*,#	1,945	159,918

		$1,213,215

RESIDENTIAL REITS – 0.3%

American Homes 4 Rent, Class A	4,140	143,368

AvalonBay Communities, Inc.	1,622	359,289

Camden Property Trust	1,320	150,097

Equity LifeStyle Properties, Inc.	1,950	127,628

Equity Residential	4,200	296,646

Essex Property Trust, Inc.	723	205,744

Invitation Homes, Inc.	6,785	211,353

Mid-America Apartment Communities, Inc.	1,371	209,187

Sun Communities, Inc.	1,500	189,750

UDR, Inc.	3,880	161,951

		$2,055,013

RETAIL REITS – 0.3%

Agree Realty Corp.	1,050	76,199

Brixmor Property Group, Inc.	3,150	82,089

Federal Realty Investment Trust	848	92,118

Kimco Realty Corp.	7,456	167,387

NNN REIT, Inc.	1,965	77,401

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Realty Income Corp.	9,599	$524,489

Regency Centers Corp.	1,983	142,459

Simon Property Group, Inc.	3,493	607,293

		$1,769,435

SPECIALIZED REITS – 0.9%

American Tower Corp.	5,110	945,094

Crown Castle, Inc.	4,790	427,651

CubeSmart	2,633	109,796

Digital Realty Trust, Inc.	3,460	566,956

EPR Properties	700	32,270

Equinix, Inc.	1,061	969,393

Extra Space Storage, Inc.	2,262	348,348

Gaming and Leisure Properties, Inc.	2,909	140,767

Iron Mountain, Inc.	3,256	330,712

Lamar Advertising Co., Class A	900	113,778

Millrose Properties, Inc., Class A*	1,393	15,407

National Storage Affiliates Trust	1,100	40,865

Public Storage	1,760	525,325

Rayonier, Inc.	2,013	52,607

SBA Communications Corp.	1,100	217,316

VICI Properties, Inc.	11,488	341,998

Weyerhaeuser Co.	7,992	244,715

		$5,422,998

TOTAL REAL ESTATE		$14,526,975

UTILITIES – 2.2%

ELECTRIC UTILITIES – 1.4%

Alliant Energy Corp.	2,600	153,088

American Electric Power Co., Inc.	5,750	565,570

Constellation Energy Corp.	3,473	1,041,831

Duke Energy Corp.	8,485	950,235

Edison International	4,200	226,800

Entergy Corp.	4,800	389,184

Evergy, Inc.	2,450	157,217

Eversource Energy	3,650	210,532

Exelon Corp.	10,800	432,000

FirstEnergy Corp.	6,200	246,760

IDACORP, Inc.	450	49,473

NextEra Energy, Inc.	22,500	1,610,100

NRG Energy, Inc.	2,495	255,588

OGE Energy Corp.	1,863	78,674

PG&E Corp.	23,550	368,557

Pinnacle West Capital Corp.	1,300	113,048

PPL Corp.	7,800	262,080

Southern Co. (The)	12,050	1,011,597

Xcel Energy, Inc.	6,100	409,920

		$8,532,254

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,800	256,518

MDU Resources Group, Inc.	2,480	44,194

National Fuel Gas Co.	1,150	80,535

UGI Corp.	2,650	81,434

		$462,681

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	7,450	81,950

Description	Number of Shares	Value

Brookfield Renewable Corp.	1,165	$31,094

Vistra Corp.	3,905	656,157

		$769,201

MULTI-UTILITIES – 0.5%

Ameren Corp.	2,800	263,760

CenterPoint Energy, Inc.	6,800	221,476

CMS Energy Corp.	3,200	211,200

Consolidated Edison, Inc.	3,750	351,525

Dominion Energy, Inc.	9,223	512,707

DTE Energy Co.	2,200	263,736

NiSource, Inc.	4,800	179,040

Public Service Enterprise Group, Inc.	5,490	458,635

Sempra	6,950	576,363

WEC Energy Group, Inc.	3,450	342,447

		$3,380,889

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,300	286,672

Essential Utilities, Inc.	2,900	102,892

		$389,564

TOTAL UTILITIES		$13,534,589

TOTAL COMMON STOCKS
(COST $134,244,546)		$612,094,699

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%** Brookfield Property Preferred LP 6.25%# 400		6,188

TOTAL REAL ESTATE		$6,188

TOTAL PREFERRED STOCK
(COST $9,880)		$6,188

RIGHTS – 0.0%**

ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—

Bristol-Myers Squibb Co. CVR, Expire 12/31/30	89	4

Mirati Therapeutics, Inc. CVR, Expire 01/23/31*,(1)	550	—

TOTAL RIGHTS (COST $0)		$4

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	40,746

TOTAL WARRANTS
(COST $0)		$40,746

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%

iShares Russell 1000 ETF	1,680	558,029

iShares Russell 1000 Growth ETF	715	292,657

iShares Russell 1000 Value ETF	1,380	267,085

TOTAL EQUITY FUNDS		$1,117,771

TOTAL INVESTMENT COMPANIES (COST $1,081,499)		$1,117,771

January 31, 2025 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—0.3%

REPURCHASE AGREEMENTS—0.3%
Bank of America Securities, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $363,471, collateralized by U.S. Government Agency Securities, 2.27% to 7.50%, maturing 1/01/29 to 11/20/74; total market value of $370,606.	$363,339	$363,339
Bank of Montreal, 4.34%, dated 1/31/25, due 2/03/25, repurchase price $363,470, collateralized by U.S. Government Agency Securities, 1.71% to 7.32%, maturing 1/01/26 to 2/01/52; total market value of $370,606.	363,339	363,339
Daiwa Capital Markets America, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $105,774, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.50%, maturing 2/13/25 to 2/01/55; total market value of $107,851.	105,736	105,736
Nomura Securities International, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $363,471, collateralized by U.S. Government Agency Securities, 2.00% to 7.14%, maturing 12/01/29 to 1/20/55; total market value of $370,746.	363,339	363,339

Description	Par Value	Value
RBC Dominion Securities, Inc., 4.34%, dated 1/31/25, due 2/03/25, repurchase price $363,470, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 2/13/25 to 11/15/54; total market value of $370,606.	$363,339	$363,339
TD Securities, Inc., 4.35%, dated 1/31/25, due 2/03/25, repurchase price $363,471, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 3/01/49 to 1/01/55; total market value of $370,606.	363,339	363,339

TOTAL REPURCHASE AGREEMENTS (COST $1,922,431)		$1,922,431

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $1,922,431)		$1,922,431

TOTAL INVESTMENTS—100.3%
(COST $137,258,356)		$615,181,839

COLLATERAL FOR SECURITIES ON LOAN—(0.3%)		(1,922,431)

OTHER ASSETS LESS LIABILITIES—0.0%		80,670

TOTAL NET ASSETS—100.0%		$613,340,078

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$612,079,292	$15,407	$—(a)	$612,094,699
Preferred Stock	6,188	—	—	6,188
Rights	4		—(a)	4
Warrants	40,746	—	—	40,746
Investment Companies	1,117,771	—	—	1,117,771
Repurchase Agreements	—	1,922,431	—	1,922,431

Total	$613,244,001	$1,937,838	$—	$615,181,839

(a)  Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

**	Represents less than 0.05%.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

The following acronyms are used throughout this Portfolio of Investments:

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2025 (unaudited)